Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting
Segment Reporting

Note 18 - Segment Reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	For the three months ended June 30,
	2023			2022
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$274.4	$55.5	$329.9	$260.8	$91.5	$352.3

Expenses
Costs of sales	$43.8	$3.3	$47.1	$41.7	$3.8	$45.5
Depletion and depreciation	56.6	18.3	74.9	53.7	15.3	69.0
Segment gross profit	$174.0	$33.9	$207.9	$165.4	$72.4	$237.8

	For the six months ended June 30,
	2023			2022
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$501.7	$104.5	$606.2	$524.0	$167.1	$691.1

Expenses
Costs of sales	$79.2	$6.1	$85.3	$82.2	$6.9	$89.1
Depletion and depreciation	103.4	32.4	135.8	110.9	32.3	143.2
Segment gross profit	$319.1	$66.0	$385.1	$330.9	$127.9	$458.8

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Total segment gross profit	$207.9	$237.8	$385.1	$458.8

Other operating expenses (income)
General and administrative expenses	$6.2	$5.8	$12.4	$11.4
Share-based compensation expense	2.4	—	5.6	4.3
Gain on sale of royalty interest	—	—	(3.7)	—
Gain on sale of gold bullion	(1.4)	(0.2)	(2.1)	(1.5)
Depreciation	0.2	0.6	0.3	1.0
Foreign exchange gain (loss) and other income (expenses)	(1.7)	0.4	(3.9)	(5.8)
Income before finance items and income taxes	$202.2	$231.2	$376.5	$449.4

Finance items
Finance income	$10.0	$2.8	$20.5	$3.5
Finance expenses	(0.7)	(0.8)	(1.4)	(1.7)
Net income before income taxes	$211.5	$233.2	$395.6	$451.2